Basis of Presentation and General Information - Disclosure of Charterers Concentration (Details) - Charter revenues - Customer concentration risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cargill International S.A.
Concentration Risk [Line Items]
Charterer percentage in total revenue	12.32%	16.69%	17.71%
Nippon Yusen Kabushiki Kaisha
Concentration Risk [Line Items]
Charterer percentage in total revenue	12.19%	0.00%	0.00%
Olam International Limited
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	10.18%	0.00%
Viterra B.V. (ex-Glencore Agriculture B.V.)
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	0.00%	15.81%